Bond Fund
Investment Objective
The Bond Fund seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Bond Fund
Management Expenses	0.50%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.00%

Example

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Bond Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Bond Fund	102	318	552	1,225

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 0.00%.

Principal Investment Strategies

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Bond Fund. The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

- the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

- or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information for the Bond Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.69% for the 2nd Quarter of 2013, the highest return was 3.04% during the 1st Quarter of 2008.
Average Annual Total Returns For the Periods ended December 31, 2014
Average Annual Total Returns Bond Fund	1 Year	5 Years	10 Years
Bond Fund	0.46%	0.10%	1.40%
Bond Fund After Taxes on Distributions	0.43%	(0.03%)	0.97%
Bond Fund After Taxes on Distributions and Sales	0.30%	0.12%	0.95%
Barclays Intermediate-term US Treasury Index (reflects no deduction for fees, expenses or taxes)	3.02%	2.48%	3.48%

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.